Class A Shares | AB Multi-Manager Alternative Strategies Portfolio
SUMMARY INFORMATION AB VPS Multi-Manager Alternative Strategies Portfolio
INVESTMENT OBJECTIVE
The Portfolio’s investment objective is to seek long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The operating expenses information below is designed to assist Contractholders of variable products that invest in the Portfolio in understanding the fees and expenses that they may pay as an investor. Because the information does not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract, Contractholders that invest in the Portfolio should refer to the variable contract prospectus for a description of fees and expenses that apply to Contractholders. Inclusion of these charges would increase the fees and expenses provided below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A Shares AB Multi-Manager Alternative Strategies Portfolio Class A USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Class A Shares AB Multi-Manager Alternative Strategies Portfolio Class A
Management Fees	1.90%
Other Expenses: Transfer Agent	0.02%
Other Expenses	0.21%
Total Other Expenses	0.23%	[1]
Acquired Fund Fees and Expenses	1.77%	[1]
Total Portfolio Operating Expenses Before Fee Waiver and Expense Reimbursement	3.90%
Fee Waiver and Expense Reimbursement	(1.89%)	[2]
Total Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	2.01%
[1]	Total Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Portfolio through December 16, 2017 to the extent necessary to prevent total Portfolio operating expenses (excluding interest expense, taxes, extraordinary expenses, expenses associated with securities sold short, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 2.15% of average daily net assets ("expense limitation"). Any fees waived and expenses borne by the Adviser may be reimbursed by the Portfolio until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Portfolio's Total Annual Fund Operating Expenses to exceed the expense limitation. In addition, through December 16, 2016 and to the extent not effectively implemented as a result of the expense limitation, the Adviser has contractually agreed to waive its management fee and/or bear Portfolio expenses in an amount equal to the Portfolio's share of all fees and expenses of any AB Mutual Funds in which the Portfolio invests, and to waive its management fee so that the effective management fee payable with respect to Portfolio assets invested in Acquired Funds that are not AB Mutual Funds is 0.20%.

Examples
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that the expense limitation and additional fee waiver/expense reimbursement remain in effect for their initial terms. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Class A Shares AB Multi-Manager Alternative Strategies Portfolio Class A USD ($)
After 1 Year	$ 204
After 3 Years	$ 844

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.
PRINCIPAL STRATEGIES
The Portfolio seeks to achieve its investment objective primarily by allocating its assets among non-traditional and alternative investment strategies (the “Strategies”). In order to implement the Strategies, the Adviser will allocate the Portfolio’s assets among other investment companies following alternative investment strategies, including AB Multi-Manager Alternative Strategies Fund (“MMASF”), AB Long/Short Multi-Manager Fund (“LSMM”) and funds managed by unaffiliated third parties (collectively, the “Underlying Funds”). Because the Portfolio invests in Underlying Funds, it is considered a “fund of funds.” The Adviser may in the future allocate the Portfolio’s assets among multiple investment sub-advisers (each a “Sub-Adviser”) that the Adviser believes have substantial experience managing one or more Strategies. MMASF and LSMM currently allocate their assets among Sub-Advisers based on the Adviser’s assessment of those Sub-Advisers.

The Adviser allocates the Portfolio’s assets principally among the following types of Strategies: (i) long/short equity, (ii) special situations, (iii) credit and (iv) global macro. The Adviser seeks to gain exposure across various Strategies, but may focus the Portfolio’s investments in particular Strategies in order to take advantage of perceived investment opportunities or based on its current market outlook. References to Underlying Funds’ investments include investments by Sub-Advisers that may be selected by the Adviser in the future to manage a portion of the Portfolio’s assets.

Strategies
  Long/Short Equity: A long/short equity strategy typically involves buying and/or selling securities believed to be significantly under- or over-priced by the market in relation to their potential value. An Underlying Fund or Sub-Adviser generally will seek to buy certain securities in the expectation that they will increase in value and sell other securities short in the expectation that they will decrease in value. An Underlying Fund may specialize in a geographic area, industry, or market capitalization. Many long/short equity strategies hedge portfolios through the use of short sales and/or the use of index options and futures contracts and other derivative products. The Adviser anticipates that long/short equity strategies will frequently represent a larger portion of the Portfolio’s assets than any other strategy discussed below.
  Special Situations: Special situations strategies seek to take advantage of information inefficiencies resulting from a particular corporate or market event or situation. An Underlying Fund employing a special situations strategy will take positions in companies that are expected to become the subject of takeovers, liquidations, bankruptcies, tender offers, buybacks, spin-offs, exchange offers, mergers or other types of corporate reorganizations, litigation, or substantial financial or operational stress, or to be affected by regulatory or legislative changes, in the hope of profiting on results from the specific event. The goal of a special situations investment strategy is to profit when the price of a security changes to reflect more accurately the likelihood and potential impact of the occurrence, or non-occurrence, of the anticipated event. An Underlying Fund employing a special situations strategy may take an active role in determining the outcome of an event. Often, special situations strategies rely on fundamental research that extends beyond the evaluation of the issues affecting a single company to include an assessment of the legal and structural issues surrounding the extraordinary event or transaction. The Portfolio’s assets are expected to be allocated among Underlying Funds that focus on a variety of special situations strategies, thereby effectively allocating capital between merger arbitrage, distressed securities, restructurings and other areas of focus for special situations strategies. Underlying Funds employing a special situations approach may employ a broad range of investment strategies and techniques to attempt to take advantage of specific events (for example, by using a long/short strategy driven by events), and may do so through almost any type of security or instrument.
  Credit: An Underlying Fund that employs credit strategies generally invests in a variety of fixed-income and other securities. This strategy also includes opportunistic trading and investing in securities of distressed companies and high yield securities. These investments may include various credit strategies that involve being long and short different financial instruments, and the credits involved will range from high grade to high yield and distressed debt.
  Global Macro: Global macro strategies aim to identify and exploit imbalances in global economies and asset classes. Though encompassing many approaches and styles, macro strategies are linked by the utilization of macroeconomic and technical market factors, rather than “bottom-up” individual security analysis, as the primary basis for management. An Underlying Fund using a global macro strategy generally may invest in all major markets—equities, bonds, currencies and commodities—though not always at the same time, and will typically use leverage in its investment strategy in the form of short sales and derivative instruments. Some Underlying Funds using a global macro approach will base their investments on fundamental evaluation of market conditions and market evolutions (the discretionary approach), while others will use quantitative or pre-defined rules to do so (the systematic macro approach).
The Adviser may determine to allocate the Portfolio’s assets to all or a subset of the Strategies described above at any one time (indirectly through Underlying Funds), and may change those allocations from time to time in its sole discretion and without prior notice to Contractholders. In the future, the Adviser may also determine to allocate the Portfolio’s assets to Underlying Funds employing the Strategies and other strategies not described in this Prospectus, including, but not limited to, emerging markets, currency, quantitative and real estate related assets strategies.

The Adviser identifies potential Underlying Funds through a variety of sources. The selection process is driven by both quantitative and qualitative analysis. For each prospective allocation to an Underlying Fund, the Adviser will first conduct an evaluation of the Underlying Fund and its Strategy, investment adviser, and approach through analysis of, among other criteria, the prior investment returns of the Underlying Fund or similar strategies (if any), portfolio exposures, current assets under management, and Strategy outlook. The Adviser may also (i) conduct background checks; (ii) analyze whether the Underlying Fund’s investment adviser has the personnel, research and technology resources to effectively implement its Strategy; and (iii) conduct additional due diligence as the Adviser deems appropriate.

The Underlying Funds’ principal investments may include:
  equity securities, including common and preferred stocks, convertible securities, rights and warrants and depositary receipts;
  fixed-income and/or floating-rate securities, including debt issued by corporations, debt issued by governments (including the U.S. and foreign governments), their agencies, instrumentalities, sponsored entities, and political subdivisions, notes, debentures, debt participations, convertible bonds, non-investment-grade securities (commonly known as “junk bonds”), and bank loans (including senior secured loans) and other direct indebtedness;
  mortgage-backed and other mortgage-related securities, asset-backed securities, municipal securities, to be announced (“TBA”) securities, and custodial receipts;
  currencies; and
  restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933.
The Underlying Funds’ investments may be publicly traded or privately issued or negotiated. The Underlying Fund’s investments may include securities of U.S. and foreign issuers, including securities of issuers in emerging countries and securities denominated in a currency other than the U.S. dollar. The Underlying Funds may also invest in shares of companies through initial public offerings, or IPOs.

The Underlying Funds may use derivatives, such as options, futures contracts, forwards and swaps, to a significant extent. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter an Underlying Fund’s exposure. For example, a long/short strategy may involve use of various types of derivatives to take both a long and short position in securities or market segments. An Underlying Fund may use derivatives to effectively leverage the Underlying Fund by creating aggregate exposure substantially in excess of the Underlying Fund’s net assets.

The Underlying Funds may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, including investments in commodity index-linked notes. The Portfolio is considered to be “non-diversified,” which means that the Investment Company Act of 1940, as amended, does not limit the percentage of its assets that it may invest in any one company (subject to certain limitations under the Internal Revenue Code of 1986, as amended).
PRINCIPAL RISKS
  Market Risk: The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Allocation and Management Risk: The Adviser will invest the assets of the Portfolio primarily by allocating Portfolio assets to the Underlying Funds. The success of the Portfolio depends, in part, upon the ability of the Underlying Funds to develop and implement Strategies to achieve the Portfolio’s investment objective. There is no assurance that the Adviser’s allocation decisions will result in the desired effects. Subjective decisions made by the Adviser (e.g., with respect to allocation among Strategies) and/or the Underlying Funds may cause the Portfolio to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The success of the Portfolio’s investment program depends primarily on the trading and investing skills of the investment advisers to Underlying Funds rather than on the trading and investing skills of the Adviser itself. To the extent that the Adviser is unable to select, manage, allocate appropriate levels of capital to, and invest with Underlying Funds that, in the aggregate, are able to produce consistently positive returns for the Portfolio, the performance of the Portfolio may be impaired.

  Some investment advisers to Underlying Funds have little experience managing registered investment companies, which, unlike the private investment funds these investment advisers have been managing, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations. Subject to the overall supervision of the Portfolio’s investment program by the Adviser, each investment adviser to an Underlying Fund is responsible, with respect to the Underlying Fund, for compliance with the Underlying Fund’s investment strategies and applicable law.

  Strategies implemented by the Underlying Funds may fail to produce the intended results. The success of a particular Underlying Fund is dependent on the expertise of its portfolio managers. Certain investment advisers to Underlying Funds may have only one or a limited number of key individuals responsible for managing the Portfolio’s assets. The loss of one or more key individuals from an investment adviser could have a materially adverse effect on the performance of the Underlying Fund.
  Counterparty Risk: The Portfolio is expected to establish relationships with third parties to engage in derivative transactions and obtain prime and other brokerage services that permit the Portfolio to trade in any variety of markets or asset classes. If the Portfolio is unable to establish or maintain such relationships, such inability may limit the Portfolio’s transactions and trading activity, prevent it from trading at optimal rates and terms, and result in losses.

  Some of the markets in which the Portfolio may effect transactions are not “exchange-based,” including “over-the-counter” or “interdealer” markets. The participants in these markets are typically not subject to the credit evaluation and regulatory oversight to which members of “exchange-based” markets are subject. This exposes the Portfolio to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions. Such “counterparty risk” is heightened for contracts with longer maturities where events may intervene to prevent settlement, or where the Portfolio has concentrated its transactions with a single or small group of counterparties. Furthermore, there is a risk that any of the Portfolio’s counterparties could become insolvent and/or the subject of insolvency proceedings. If one or more of the Portfolio’s counterparties were to become insolvent or the subject of insolvency proceedings, there exists the risk that the recovery of the Portfolio’s assets from the counterparty will be delayed or be of a value less than the value of the assets originally entrusted to the counterparty.
  Hedging Transactions Risk: The Portfolio may invest in securities and utilize financial instruments to seek to hedge fluctuations in the values of the Portfolio’s positions. However, hedging transactions will typically limit the opportunity for gain if the value of such positions should increase, and may not work as intended and actually compound losses. It may not be possible to hedge against certain price fluctuations at a reasonable cost. The Portfolio generally is not required to enter into hedging transactions and may choose not to do so.
  Short Sales Risk: The Portfolio may engage in short-selling, which involves the sale of a security that the Portfolio does not own in the hope of purchasing the same or equivalent security at a later date at a lower price. A short sale involves the risk of an increase in the market price of the security, and therefore the possibility of a theoretically unlimited loss. The Portfolio must borrow the security to initiate the short sale, and it may be difficult and costly to effect the purchase of the security in order to return it to the lender, particularly if the security is illiquid. The Portfolio may for a number of reasons be forced to unwind a short sale at a disadvantageous price.
  Volatility Risk: The Portfolio will frequently be subject to substantial volatility, which could result from a number of causes. Furthermore, there is the risk that a disproportionate share of the Portfolio’s assets may be committed to one or more investment strategies or techniques, which would result in less diversification than would be suggested by the number of investment advisers to Underlying Funds being employed. The allocation of Portfolio assets to Underlying Funds in response to particular market conditions could increase volatility and potential for loss if such market conditions continue to worsen or react in a manner not anticipated by the Adviser.
  Portfolio Turnover Risk: Certain Underlying Funds may invest and trade securities on the basis of certain short-term market considerations. The resultant high portfolio turnover could potentially involve substantial brokerage commissions and fees.
  Special Situations Investment Risk: Special situations investing requires an investment adviser to an Underlying Fund to make predictions about the likelihood that an event will occur and the impact such event will have on the value of a company’s securities. If the event fails to occur or it does not have the effect foreseen, losses can result.
  Fixed-Income Securities Risk: The Portfolio may invest in debt or other fixed-income securities of U.S. and non-U.S. issuers. The value of fixed-income securities will change in response to fluctuations in interest rates and changes in market perception of the issuer’s creditworthiness or other factors. The Portfolio may invest to a substantial degree in debt securities rated below investment grade, otherwise known as high-yield securities or “junk bonds.” High-yield securities may rank junior to other outstanding securities and obligations of the issuer. Moreover, high-yield securities may not be protected by financial covenants or limitations on additional indebtedness. Companies that issue high-yield securities are often highly leveraged and may not have available to them more traditional methods of financing. High-yield securities face ongoing uncertainties and exposure to adverse business, financial or economic conditions that could lead to the issuer’s inability to meet timely interest and principal payments.
  Distressed Investments Risk: The Portfolio may invest in companies that are in poor financial condition, lack sufficient capital or that are involved in bankruptcy or reorganization proceedings. Securities and obligations of such distressed companies often trade at a discount to the expected enterprise value that could be achieved through a restructuring and an investor in such securities is exposed to risk that a restructuring will not occur, or will occur on unfavorable terms. Debt obligations of distressed companies are typically unrated, lower-rated or close to default. Securities of distressed companies are generally more likely to become worthless than securities of more financially stable companies.
  Derivative Instruments Risk: The Portfolio may enter into options, futures contracts, forwards, swaps and other derivative instrument contracts. Derivative instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of non-performance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk and operations risk. The prices of derivative instruments can be highly volatile. Depending on the nature of the derivative, price movements may be influenced by interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies.
  Small Capitalization and Recently Organized Companies Risk: Portfolio assets may be exposed, long and short, to securities of small capitalization companies and recently organized companies. Historically, such securities have been more volatile in price than those of larger capitalized, more established companies. These companies may have limited product lines, distribution channels and financial and managerial resources. Further, there is often less publicly available information concerning such companies than for larger, more established businesses. The equity securities of small capitalization companies may be traded in volumes that are lower than are typical of larger company securities.
  Non-U.S. Investments Risk: The Portfolio may invest in securities of non-U.S. companies and foreign countries. Investing in the securities of such companies and countries involves political and economic considerations, such as: the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on income or capital gains; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Portfolio’s investment opportunities. The economies of non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, asset reinvestment, resource self-sufficiency and balance of payments position. In addition, accounting and financial reporting standards that prevail in non-U.S. countries generally are not equivalent to U.S. standards and, consequently, less information may be available to investors in companies located in non-U.S. countries than is available to investors in companies located in the United States.
  Currency Risk: The Portfolio may invest a portion of its assets in instruments denominated in currencies other than the U.S. dollar, the prices of which are determined with reference to currencies other than the U.S. dollar. The Portfolio, however, generally values its securities and other assets in U.S. dollars. To the extent unhedged, the value of the Portfolio’s assets will fluctuate with currency exchange rates as well as with the price changes of the Portfolio’s investments. Thus, an increase in the value of the U.S. dollar compared to the other currencies in which the Portfolio makes its investments will reduce the effect of increases and magnify the effect of decreases in the prices of the Portfolio’s securities in their local markets. The Portfolio may utilize financial instruments such as currency options and forward contracts to hedge currency fluctuations, but there can be no assurance that such hedging transactions (if implemented) will be effective.
  Emerging Markets Risk: Investment in emerging market securities involves a greater degree of risk than investment in securities of issuers based in developed countries. Among other things, emerging market securities investments may carry the risks of less publicly available information, more volatile markets, less strict securities market regulation, less favorable tax provisions, and a greater likelihood of severe inflation, unstable currency, war and expropriation of personal property than investments in securities of issuers based in developed countries.
  Undervalued Securities Risk: The Portfolio may make certain investments in securities that an investment adviser to an Underlying Fund believes to be undervalued. However, there are no assurances that the securities will in fact be undervalued. In addition, it may take a substantial period of time before the securities realize their anticipated value, and such securities may never appreciate to the level anticipated by the investment adviser.
  Quantitative Investment Risk: Certain investment advisers to Underlying Funds may attempt to execute strategies for an Underlying Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that an investment adviser’s use of quantitative models will result in effective investment decisions for an Underlying Fund. The success of an investment adviser’s quantitative investment models is heavily dependent on the mathematical models used by the investment adviser. Models that have been formulated on the basis of past market data may not be predictive of future price movements. Models also may have hidden biases or exposure to broad structural or sentiment shifts. Furthermore, the effectiveness of such models tends to deteriorate over time as more traders seek to exploit the same market inefficiencies through the use of similar models.
  Commodities-Related Investments Risk: To the extent the Portfolio invests in commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index, the Portfolio will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. Commodities and commodity-linked investments may be less liquid than other investments.
  Multi-Manager Risk: The multi-manager strategy employed by the Portfolio involves special risks, which include:
  Offsetting positions. Investment advisers to Underlying Funds may make investment decisions that conflict with each other; for example, at any particular time, one investment adviser may be purchasing shares of an issuer whose shares are being sold by another investment adviser. Consequently, the Portfolio could indirectly incur transaction costs without accomplishing any net investment result.
  Proprietary investment strategy risk. Investment advisers to Underlying Funds may use proprietary or licensed investment strategies that are based on considerations and factors that are not fully disclosed to the Portfolio’s Board of Directors (the “Board”) or the Adviser. Moreover, these proprietary or licensed investment strategies, which may include quantitative mathematical models or systems, may be changed or refined over time. An investment adviser to an Underlying Fund (or the licensor of the strategies used by the investment adviser) may make certain changes to the strategies the investment adviser has previously used, may not use such strategies at all (or the investment adviser’s license may be revoked), and may use additional strategies, where such changes or discretionary decisions, and the reasons for such changes or decisions, are also not fully disclosed to the Board or the Adviser. These strategies may involve risks under some market conditions that are not anticipated by the Adviser or the Portfolio.
  Non-Diversification Risk: The Portfolio is a “non-diversified” investment company, which means that the Portfolio may invest a larger portion of its assets in a smaller number of issuers than a diversified investment company. This increases the risks of investing in the Portfolio because the performance of each security in which the Portfolio invests has a greater impact on the Portfolio’s performance. To the extent that the Portfolio invests a relatively high percentage of its assets in securities of a limited number of companies, the Portfolio may also be more susceptible than a diversified investment company to any single economic, political or regulatory occurrence.
  Leverage Risk: Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Portfolio’s investments and make the Portfolio more volatile. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so.
  Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.
  Mortgage-Related Securities Risk: In the case of investments in mortgage-related securities, a loss could be incurred if the collateral backing these securities is insufficient.
  Real Estate Related Securities Risk: The Portfolio may invest in real estate related securities and may indirectly invest in real assets, such as real estate, natural resources and commodities, and infrastructure assets. Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. Investments in real assets involve a substantial degree of risk, including significant financial, operating and competitive risks. Investing in real estate investment trusts, or REITs, involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are often subject to heavy cash flow dependency, default by borrowers and self-liquidation.
  Investment in Other Investment Companies Risk: As with other investments, investments in Underlying Funds, including exchange-traded funds, or ETFs, are subject to market and selection risk. In addition, when the Portfolio acquires shares of Underlying Funds, Contractholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the Underlying Funds.
As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION
No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.